Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EPB 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
Investments measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2025:

	Fair Value Measurements Using Input Type:
	Level 1	Level 2	Level 3	Total
Money Market Funds	$18,723,310	$—	$—	$18,723,310
Mutual Funds	168,026,126	—	—	168,026,126
Investment Contract	—	—	37,342,657	37,342,657
Annuity	—	—	56,003	56,003
Nordson Corporation Common Stock	88,324,154	—	—	88,324,154
Total Investments in the Fair Value Hierarchy	$275,073,590	$—	$37,398,660	312,472,250
Investments measured at Net Asset Value:
Common/Collective Funds				428,393,270
Total Investments at Fair Value				$740,865,520
Investments measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2024:

	Fair Value Measurements Using Input Type:
	Level 1	Level 2	Level 3	Total
Money Market Funds	$17,638,673	$—	$—	$17,638,673
Mutual Funds	171,321,148	—	—	171,321,148
Investment Contract	—	—	44,652,844	44,652,844
Annuity	—	—	82,055	82,055
Nordson Corporation Common Stock	102,308,860	—	—	102,308,860
Total Investments in the Fair Value Hierarchy	$291,268,681	$—	$44,734,899	336,003,580
Investments measured at Net Asset Value:
Common/Collective Funds				383,341,688
Total Investments at Fair Value				$719,345,268
The table below sets forth the changes in fair value of the Plan’s Level 3 assets for the year ended December 31, 2025:

	Investment Contract	Annuity	Total
Balance - Beginning of the Year	$44,652,844	$82,055	$44,734,899
Investment income	1,157,080	2,448	1,159,528
Purchases/share purchases	5,344,748	—	5,344,748
Sales/share redemptions	(13,812,015)	(28,500)	(13,840,515)
Balance - End of the Year	$37,342,657	$56,003	$37,398,660
4    Fair Value Measurements, Continued
The table below sets forth the changes in fair value of the Plan’s Level 3 assets for the year ended December 31, 2024:

	Investment Contract	Annuity	Total
Balance - Beginning of the Year	$58,725,459	$79,182	$58,804,641
Investment income	1,499,784	2,873	1,502,657
Purchases/share purchases	6,005,066		6,005,066
Sales/share redemption	(21,577,465)	—	(21,577,465)
Balance - End of the Year	$44,652,844	$82,055	$44,734,899

The following table represents the Plan’s Level 3 financial instruments, the valuation techniques used to measure the fair value of those financial instruments, and the significant unobservable inputs and the ranges of value for those inputs as of December 31, 2025 and December 31, 2024:

Instrument	Fair Value	Principal Valuation Technique	Unobservable Inputs	Range of Significant Input Values	Weighted Average
Investment	$37,342,657	Amounts	Guaranteed	3.0%	N/A
contract	(2025);	invested, less	interest rates	for 2025
	$44,652,844	withdrawals,		and 2024
	(2024)	plus interest at
guaranteed rate
Annuity	$56,003	Amounts	Guaranteed	Two tiers, one	N/A
	(2025);	invested, less	interest rates	at 4.0% and
	$82,055	withdrawals,		one at 6.0%
	(2024)	plus interest at		(2025 & 2024)
guaranteed rate